================================================================================
         SEMI-ANNUAL REPORT
         APRIL 30, 2002







                                [GRAPHIC OMITTED]

                            U.S. TREASURY MONEY FUND








                                                         THE CHAPMAN FUNDS, INC.
================================================================================

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule of Investments - April 30, 2002 (Unaudited)
================================================================================
(Showing Percentage of Total Value of Net Assets)





    PRINCIPAL                                                                                    VALUE
     AMOUNT                                                                                     (NOTE B)
-----------------                                                                              -----------
            U.S. GOVERNMENT - 52.6%

40,000,000  U.S. Treasury Bills 1.700%, Due 05/02/02 ....................................      $39,998,111
                                                                                               -----------
                                                                                                39,998,111
                                                                                               -----------

            REPURCHASE AGREEMENTS - 47.4%

18,000,000  Prudential Securities, dated 04/30/02, 1.850% agreement to repurchase at
            $18,000,925 on 05/02/02 (collateralized by U.S. Treasury Bonds, 8.000%, due
            11/15/2021, $18,395,000 market value) .......................................       18,000,000

18,000,000  Societe Generale, dated 04/30/02, 1.850% agreement to repurchase at
            $18,000,925 on 05/02/02 (collateralized by U.S. Treasury Bonds, 12.375%, due
            05/15/2004, $18,342,220 market value)........................................       18,000,000


                                                                                               -----------
                                                                                                36,000,000
                                                                                               -----------

            Total Investments (Cost $75,996,222)* - 100 % ...............................       75,998,111
            Other Assets and Liabilities, net - (0 %) ...................................           22,732
                                                                                               -----------
            Net Assets - 100.0% .........................................................      $76,020,843
                                                                                               ===========



*Cost for federal income tax purposes


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Assets and Liabilities - April 30, 2002 (Unaudited)
================================================================================



ASSETS
Investments in securities (including Repurchase Agreements of $36,000,000)
    (amortized cost $75,998,111) (Note B) ...................................     $75,998,111
Cash ........................................................................         168,357
Interest receivable .........................................................           1,850
                                                                                  -----------
     Total assets ...........................................................      76,168,318
                                                                                  -----------

LIABILITIES
Accrued expenses ............................................................          71,117
Dividends payable ...........................................................          76,358
                                                                                  -----------
     Total liabilities ......................................................         147,475
                                                                                  -----------

NET ASSETS ..................................................................     $76,020,843
                                                                                  ===========


NET ASSETS CONSIST OF:
Capital stock ...............................................................     $    76,021
Paid-in-capital .............................................................      75,944,822
                                                                                  -----------
Net assets, for 76,020,843 common shares outstanding ........................     $76,020,843
                                                                                  ===========

NET ASSET VALUE PER SHARE ...................................................        $1.00
                                                                                  ===========



See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Operations - For the six  months ended April 30, 2002 (Unaudited)
================================================================================





INVESTMENT INCOME:
Interest income .............................................................      $797,684
                                                                                   --------

EXPENSES:
Management and administrative fees ..........................................       260,689
Custodian fees ..............................................................         6,131
Legal and auditing fees .....................................................         4,140
Directors' fees .............................................................            84
Rating fees .................................................................        10,949
Transfer and dividend disbursing agent fees .................................         7,725
Insurance fees ..............................................................           543
Other .......................................................................        18,559
                                                                                   --------
     Total expenses before reimbursement ....................................       308,820
Reimbursement of expenses ...................................................       (72,414)
Expenses paid indirectly ....................................................        (6,131)
                                                                                   --------
     Net expenses ...........................................................       230,275
                                                                                   --------

Net investment income .......................................................       567,409
                                                                                   --------

Increase in net assets resulting from operations ............................      $567,409
                                                                                   ========



See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. Treasury Money Fund
Statements of Changes in Net Assets
================================================================================



                                                                               SIX MONTHS
                                                                                 ENDED         YEAR ENDED
                                                                             APRIL 30, 2002    OCTOBER 31,
                                                                               (UNAUDITED)        2001
                                                                             --------------   -------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income ................................................       $     567,409    $   3,306,318
                                                                             -------------    -------------
     Increase in net assets from operations ..........................             567,409        3,306,318
                                                                             -------------    -------------

DIVIDENDS:
From net investment income ...........................................            (567,409)      (3,306,318)
                                                                             -------------    -------------

CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
Proceeds from sales of shares ........................................          74,521,505      219,219,724
Shares issued in reinvestment of dividends ...........................             193,552        2,548,413
Shares redeemed ......................................................        (110,420,172)    (182,293,053)
                                                                             -------------    -------------
     Increase (decrease) in net assets from capital share transactions....     (35,705,115)      39,475,084
                                                                             -------------    -------------

Total increase (decrease) in net assets ..................................     (35,705,115)      39,475,084

NET ASSETS:
Beginning of year ........................................................     111,725,958       72,250,874
                                                                             -------------    -------------
End of year ..............................................................   $  76,020,843    $ 111,725,958
                                                                             =============    =============




See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
================================================================================
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE
FINANCIAL STATEMENTS AND NOTES THERETO.



                                                  FOR THE SIX
                                                   MONTHS ENDING
                                                   APRIL 30, 2002                FOR THE YEARS ENDED OCTOBER 31,
                                                    (UNAUDITED)       2001        2000        1999        1998        1997
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...........   $1.0000         $ 1.0000     $1.0000    $ 1.0000     $1.0000     $1.0000
                                                   -------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................    0.0056           0.0404      0.0536      0.0415      0.0477      0.0470
                                                   -------------------------------------------------------------------------------
     Total from investment operations ..........    0.0056           0.0404      0.0536      0.0415      0.0477      0.0470
                                                   -------------------------------------------------------------------------------

DIVIDENDS:
From net investment income .....................   (0.0056)         (0.0404)    (0.0536)    (0.0415)    (0.0477)    (0.0470)
                                                   -------------------------------------------------------------------------------
     Total dividends ...........................   (0.0056)         (0.0404)    (0.0536)    (0.0415)    (0.0477)    (0.0470)
                                                   -------------------------------------------------------------------------------

Net asset value, end of period .................   $1.0000         $ 1.0000     $1.0000    $ 1.0000     $1.0000     $1.0000
                                                   ===============================================================================

TOTAL RETURN1 ..................................     1.12%           4.12%       5.50%       4.24%       4.88%       4.80%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses   ................................     0.53% (2)       0.53%       0.57%       0.65%       0.65%       0.67%
     Expenses (prior to limitation) ............     0.71% (2)       0.76%       0.87%       0.80%       0.94%       0.93%
     Net investment income .....................     1.31% (2)       3.94%       5.45%       4.18%       4.75%       4.72%
Supplemental Data:
     Net Assets, end of period (000 omitted) ...   $76,021         $111,726     $72,251    $116,041     $76,479     $60,210


See notes to financial statements


----------------
(1) The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year and reinvestment of all dividends).
    Total returns for periods less than one year have not been annualized.

(2) Annualized.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - April 30, 2002 (Unaudited)
===============================================================================

NOTE A - General

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers two series; The Chapman U.S. Treasury Money Fund and DEM Equity Fund. The Company has registered four additional series, which are not currently operating: The Chapman Institutional Cash Management Fund, DEM Index Fund, DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond Fund. These financial statements pertain to the U.S. Treasury Money Fund (the "Fund').

The Fund is a diversified series that seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation, however, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Distributions to Stockholders - Dividends to stockholders of the Fund are declared daily and paid monthly from net investment income, which consists of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated
Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

 Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. The tax character of distributions paid during the period ended April 30, 2002 and the year ended October 31, 2001 was as follows:

                                     Six months ended        Year ended October
                                      April 30, 2002              31, 2001

                                    --------------------     -------------------
Ordinary Income                          $567,409                 $3,306,318

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - April 30, 2002 (Unaudited) - Continued
================================================================================

NOTE D - CAPITAL STOCK

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE E - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of .5% and .1%, respectively.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account subject to a monthly minimum of $1,500, excluding out-of-pocket expenses.

CCM, has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of ..53% of average daily net assets effective March 17, 2000. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2000, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

At April 30, 2002, expenses payable to CCM pursuant to the above agreements were $28,824.

NOTE F - Directors' Fees and Related Parties

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the six months ended April 30, 2002, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

 This report is authorized for distribution only to shareholders and to others who have received a copy of the U.S. Treasury Money fund prospectus



                                [GRAPHIC OMITTED]

                                THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES





                               INVESTMENT ADVISER
                         TRANSFER, DIVIDEND PAYING AGENT
                              AND ACCOUNTING AGENT:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                  FOR SHAREHOLDER INQUIRIES CALL 1-800-752-1013